Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000228384 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228384 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228384 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228384 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228384 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228384 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228384 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228384 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000228384 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000228384 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228384 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000228384 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(71.60%)
C000228384 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228384 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000228384 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000228383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000228383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000228383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000228383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000228383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000228383 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(71.60%)
C000228383 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000228383 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000228383 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.00%